Schedule of Investments (unaudited)	iShares® MSCI Japan Value ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 0.1%
Japan Airlines Co. Ltd.(a)	1,400	$31,699

Auto Components — 2.8%
Aisin Corp.	1,400	60,853
Bridgestone Corp.	11,200	487,454
Koito Manufacturing Co. Ltd.	400	25,704
Stanley Electric Co. Ltd.	2,800	82,593
Sumitomo Electric Industries Ltd.	14,000	212,427
Toyota Industries Corp.	2,800	236,760
		1,105,791
Automobiles — 13.7%
Honda Motor Co. Ltd.	32,200	972,932
Isuzu Motors Ltd.	11,200	146,536
Mazda Motor Corp.(a)	7,300	61,640
Nissan Motor Co. Ltd.(a)	44,800	219,564
Subaru Corp.	12,600	242,913
Suzuki Motor Corp.	4,200	180,165
Toyota Motor Corp.	40,600	3,361,969
Yamaha Motor Co. Ltd.	5,600	161,859
		5,347,578
Banks — 9.3%
Chiba Bank Ltd. (The)	9,800	61,962
Concordia Financial Group Ltd.	21,000	76,506
Japan Post Bank Co. Ltd.	8,400	71,110
Mitsubishi UFJ Financial Group Inc.	236,600	1,334,504
Mizuho Financial Group Inc.	46,250	702,561
Resona Holdings Inc.	39,200	166,248
Shizuoka Bank Ltd. (The)	8,400	66,146
Sumitomo Mitsui Financial Group Inc.	25,200	903,940
Sumitomo Mitsui Trust Holdings Inc.	7,000	239,698
		3,622,675
Beverages — 2.1%
Asahi Group Holdings Ltd.	8,400	397,596
Kirin Holdings Co. Ltd.	15,400	310,299
Suntory Beverage & Food Ltd.	2,800	102,954
		810,849
Building Products — 0.3%
AGC Inc.	1,400	60,570
TOTO Ltd.	1,400	74,736
		135,306
Capital Markets — 1.5%
Daiwa Securities Group Inc.	28,000	159,837
Nomura Holdings Inc.	58,800	320,116
SBI Holdings Inc.	4,200	105,169
		585,122
Chemicals — 3.0%
Asahi Kasei Corp.	23,800	259,487
Mitsubishi Chemical Holdings Corp.	12,600	99,894
Mitsubishi Gas Chemical Co. Inc.	2,800	64,758
Mitsui Chemicals Inc.	4,200	139,409
Nippon Sanso Holdings Corp.	2,800	54,769
Nitto Denko Corp.	2,800	215,384
Sumitomo Chemical Co. Ltd.	9,800	53,198
Toray Industries Inc.	26,600	170,924
Tosoh Corp.	5,600	96,935
		1,154,758

Security	Shares	Value

Commercial Services & Supplies — 0.8%
Dai Nippon Printing Co. Ltd.	4,200	$89,724
Secom Co. Ltd.	1,400	108,866
Toppan Printing Co. Ltd.	5,600	97,342
		295,932
Construction & Engineering — 1.2%
Kajima Corp.	8,400	115,393
Obayashi Corp.	12,600	105,263
Shimizu Corp.	11,200	91,174
Taisei Corp.	4,200	145,493
		457,323
Diversified Financial Services — 1.3%
Mitsubishi HC Capital Inc.	12,600	69,704
ORIX Corp.	23,800	416,270
Tokyo Century Corp.	600	34,989
		520,963
Diversified Telecommunication Services — 1.7%
Nippon Telegraph & Telephone Corp.	25,200	673,577

Electric Utilities — 1.1%
Chubu Electric Power Co. Inc.	12,600	150,085
Kansai Electric Power Co. Inc. (The)	14,000	132,008
Tohoku Electric Power Co. Inc.	8,400	67,931
Tokyo Electric Power Co. Holdings Inc.(a)	29,400	90,428
		440,452
Electrical Equipment — 1.7%
Fuji Electric Co. Ltd.	2,800	129,910
Mitsubishi Electric Corp.	35,000	536,314
		666,224
Electronic Equipment, Instruments & Components — 1.6%
Hirose Electric Co. Ltd.	400	56,558
Kyocera Corp.	6,200	377,704
Omron Corp.	1,400	109,244
Yokogawa Electric Corp.	4,200	65,903
		609,409
Equity Real Estate Investment Trusts (REITs) — 3.0%
Daiwa House REIT Investment Corp.	42	116,874
GLP J-REIT	84	142,938
Japan Metropolitan Fund Invest	140	140,804
Japan Real Estate Investment Corp.	28	167,961
Nippon Building Fund Inc.	28	176,733
Nippon Prologis REIT Inc.	42	129,834
Nomura Real Estate Master Fund Inc.	84	132,464
Orix JREIT Inc.	56	103,489
United Urban Investment Corp.	56	79,901
		1,190,998
Food & Staples Retailing — 1.7%
Lawson Inc.	1,400	62,656
Seven & i Holdings Co. Ltd.	14,000	601,780
		664,436
Food Products — 1.2%
Ajinomoto Co. Inc.	4,200	96,013
MEIJI Holdings Co. Ltd.	2,800	173,002
NH Foods Ltd.	1,400	55,559
Nisshin Seifun Group Inc.	4,200	62,632
Nissin Foods Holdings Co. Ltd.	200	14,411
Toyo Suisan Kaisha Ltd.	1,400	55,922
		457,539

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Value ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities — 0.9%
Osaka Gas Co. Ltd.	7,000	$131,184
Toho Gas Co. Ltd.	1,400	76,344
Tokyo Gas Co. Ltd.	7,000	137,801
		345,329
Health Care Providers & Services — 0.2%
Medipal Holdings Corp.	4,200	79,809

Household Durables — 2.6%
Casio Computer Co. Ltd.	4,200	72,551
Iida Group Holdings Co. Ltd.	2,800	73,947
Panasonic Corp.	43,400	489,195
Sekisui Chemical Co. Ltd.	7,000	118,178
Sekisui House Ltd.	12,600	260,154
		1,014,025
Household Products — 0.1%
Pigeon Corp.	1,400	39,209

Industrial Conglomerates — 1.7%
Hitachi Ltd.	12,600	654,751

Insurance — 5.0%
Dai-ichi Life Holdings Inc.	19,600	396,624
Japan Post Holdings Co. Ltd.	30,800	254,735
Japan Post Insurance Co. Ltd.	4,200	80,041
MS&AD Insurance Group Holdings Inc.	8,400	254,750
Sompo Holdings Inc.	5,600	223,925
T&D Holdings Inc.	9,800	132,329
Tokio Marine Holdings Inc.	12,600	591,468
		1,933,872
Interactive Media & Services — 0.2%
Z Holdings Corp.	18,200	84,996

Internet & Direct Marketing Retail — 0.2%
Rakuten Group Inc.	5,600	63,694

IT Services — 1.5%
Fujitsu Ltd.	3,600	581,681

Leisure Products — 0.2%
Yamaha Corp.	1,400	83,322

Machinery — 1.9%
Hino Motors Ltd.	5,600	51,738
Hitachi Construction Machinery Co. Ltd.	1,400	46,045
Hoshizaki Corp.	200	17,649
Kubota Corp.	12,600	283,801
Mitsubishi Heavy Industries Ltd.	5,600	168,487
NGK Insulators Ltd.	5,600	97,163
NSK Ltd.	7,000	65,838
		730,721
Marine — 0.3%
Nippon Yusen KK	2,800	114,456

Media — 0.5%
Dentsu Group Inc.	4,200	142,748
Hakuhodo DY Holdings Inc.	2,800	45,939
		188,687
Metals & Mining — 1.4%
Hitachi Metals Ltd.(a)	1,400	26,960
JFE Holdings Inc.	9,800	129,445
Nippon Steel Corp.	16,800	312,637

Security	Shares	Value

Metals & Mining (continued)
Sumitomo Metal Mining Co. Ltd.	1,400	$62,228
		531,270
Multiline Retail — 0.1%
Ryohin Keikaku Co. Ltd.	2,800	52,809

Oil, Gas & Consumable Fuels — 1.2%
ENEOS Holdings Inc.	60,200	247,252
Idemitsu Kosan Co. Ltd.	4,292	100,706
Inpex Corp.	19,600	133,821
		481,779
Paper & Forest Products — 0.2%
Oji Holdings Corp.	15,400	90,683

Personal Products — 0.7%
Kao Corp.	4,200	255,297
Pola Orbis Holdings Inc.	1,400	36,211
		291,508
Pharmaceuticals — 6.8%
Astellas Pharma Inc.	36,400	593,005
Daiichi Sankyo Co. Ltd.	11,200	256,816
Hisamitsu Pharmaceutical Co. Inc.	200	10,879
Otsuka Holdings Co. Ltd.	7,000	287,759
Santen Pharmaceutical Co. Ltd.	7,000	92,981
Shionogi & Co. Ltd.	5,600	282,881
Sumitomo Dainippon Pharma Co. Ltd.	2,800	52,918
Taisho Pharmaceutical Holdings Co. Ltd.	500	28,211
Takeda Pharmaceutical Co. Ltd.	30,800	1,039,895
		2,645,345
Real Estate Management & Development — 3.9%
Daito Trust Construction Co. Ltd.	1,400	146,213
Daiwa House Industry Co. Ltd.	11,200	324,938
Hulic Co. Ltd.	2,800	31,266
Mitsubishi Estate Co. Ltd.	22,400	359,770
Mitsui Fudosan Co. Ltd.	18,200	420,191
Nomura Real Estate Holdings Inc.	2,800	71,301
Sumitomo Realty & Development Co. Ltd.	5,600	184,522
		1,538,201
Road & Rail — 3.1%
Central Japan Railway Co.	2,800	412,971
East Japan Railway Co.	4,200	291,927
Hankyu Hanshin Holdings Inc.	4,200	130,343
Keisei Electric Railway Co. Ltd.	1,400	42,880
Kintetsu Group Holdings Co. Ltd.(a)	1,400	49,018
Nippon Express Co. Ltd.	1,400	111,418
Odakyu Electric Railway Co. Ltd.	1,400	35,900
Tokyu Corp.	4,200	55,845
West Japan Railway Co.	1,400	79,051
		1,209,353
Semiconductors & Semiconductor Equipment — 0.1%
Rohm Co. Ltd.	400	37,580

Software — 0.2%
Trend Micro Inc.	1,400	70,466

Specialty Retail — 0.3%
ABC-Mart Inc.	200	11,352
USS Co. Ltd.	2,800	48,612
Yamada Holdings Co. Ltd.	14,000	67,658
		127,622

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Value ETF
May 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 2.9%
Brother Industries Ltd.	4,200	$86,846
Canon Inc.	19,600	456,372
FUJIFILM Holdings Corp.	7,000	484,109
Seiko Epson Corp.	5,600	98,064
		1,125,391
Tobacco — 1.2%
Japan Tobacco Inc.	23,800	467,283

Trading Companies & Distributors — 5.8%
Itochu Corp.	15,400	453,652
Marubeni Corp.	30,800	269,249
Mitsubishi Corp.	15,400	416,606
Mitsui & Co. Ltd.	29,400	642,432
Sumitomo Corp.	22,400	309,692
Toyota Tsusho Corp.	4,200	186,379
		2,278,010

Security	Shares	Value

Wireless Telecommunication Services — 7.5%
KDDI Corp.	30,800	$1,040,970
Softbank Corp.	56,000	714,984
SoftBank Group Corp.	15,600	1,169,595
		2,925,549
Total Common Stocks — 98.8%
(Cost: $36,987,779)		38,558,032

Total Investments in Securities — 98.8%
(Cost: $36,987,779)		38,558,032

Other Assets, Less Liabilities — 1.2%		461,392

Net Assets — 100.0%		$39,019,424

(a)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Capital
Gain
						Change in				Distributions
						Unrealized		Shares		from
	Value at	Purchases		Proceeds	Net Realized	Appreciation	Value at	Held at		Underlying
Affiliated Issuer	08/31/20	at Cost		from Sales	Gain (Loss)	(Depreciation)	05/31/21	05/31/21	Income	Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$2	$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Mini TOPIX Index	26	06/10/21	$457	$(9,235)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Japan Value ETF
May 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$142,938	$38,415,094	$—	$38,558,032
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(9,235)	$—	$—	$(9,235)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.